Investment Risks	Aug. 01, 2024
Invesco Global Listed Private Equity ETF | Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	In the section titled “Principal Risks of Investing in the Fund” of the Summary Prospectus and in the sections titled “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Fund’s Strategies and Risks – Principal Risks of Investing in the Fund” of the Statutory Prospectus, Master Limited Partnership Risk is deleted.